INTEREST BEARING LOANS AND BORROWINGS - Guaranteed interest-bearing loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Bank and other loans	¥ 42,125,186	¥ 43,014,564
Bank and other loans, current	9,219,330	20,738,030
Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans	3,132,529	4,846,446
Guaranteed
Disclosure of detailed information about borrowings [line items]
Bank and other loans	3,132,529	4,846,446
Bank and other loans, current		50,000
Total	3,132,529	4,896,446
Ningxia Energy | Guaranteed | Short-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans		50,000
Baotou Aluminum Co. Ltd and Baotou Communications Investment Group Co. Ltd | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans	825,000	1,137,500
Hangzhou Jinjiang | Ningxia Energy | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans	935,000	1,134,400
Guizhou Investment | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans		144,000
The Company | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans	1,053,744	2,092,761
The Company | Yinxing Energy | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans		19,000
The Company and COSCO SHIPPING BULK Limited company | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans	¥ 318,785	¥ 318,785